EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Equity [Abstract]
EQUITY

11. EQUITY

Common stock

The Company has authorized an unlimited number of common shares with no par value. At June 30, 2023 and September 30, 2022, the Company had 551,503 and 483,150 common shares issued and outstanding, respectively, after giving effect to the 60:1 reverse stock split effective November 2, 2022 and 4:1 reverse stock split effective October 23, 2023.

During the nine months ended June 30, 2023, the Company announced a warrant exercise incentive program (the “Program”) whereby the Company amended the exercise prices of 253,966 warrants (the “Eligible Warrants”) from $50.40 per share to $11.44 per share if the holders of the Eligible Warrants exercised the Eligible Warrants before June 30, 2023 (the “Program Period”). In addition to the repricing, the Company offered, to each warrant holder who exercised the Eligible Warrants during the Program Period, the issuance of one additional common share purchase warrant for each warrant exercised during the Program Period (each, an “Incentive Warrant”). Each Incentive Warrant entitles the warrant holder to purchase one common share of the Company for a period of 5 years from the date of issuance, at a price of $18.00 per Share.

On June 30, 2023, the Company issued 68,353 common shares at a price of $11.44 per share from the exercise of the Eligible Warrants pursuant to the Program for gross proceeds of $781,953 (net proceeds of $688,092). In connection with the Program, the Company issued 68,353 Incentive Warrants. The Company also incurred $62,556 and issued 5,470 warrants as a finders’ fee to its investment bank. The finder’s warrants are on the same terms as the Incentive Warrants. The Incentive Warrants and finder’s warrants were valued at $449,005 and $35,919, respectively, using the Black-Scholes option pricing model (assuming a risk-free interest rate of 3.68%, an expected life of 5 years, annualized volatility of 128.81% and a dividend rate of 0%). The repricing of the Eligible Warrants is accounted for as a modification under ASC 815-40-35-14 through 18. The effect of the modification is $544,164, measured as the excess of the fair value of the repriced warrants over the fair value of the original warrants immediately before it was modified and the fair value of the incentive warrants issued as an additional inducement to exercise the warrants. The fair values were measured using the Black-Scholes option pricing model (assuming a risk-free interest rate of 4.21%, an expected life of 3.75 years, annualized volatility of 137.62% and a dividend rate of 0%). The Company recognized a deemed dividend of $543,234 for the fair value of the Incentive Warrants and the portion of inducement related to the equity-classified warrants. The effect of the repricing of the liability-classified warrants was $930 and was recorded in the statement of loss. The Company also incurred legal and other expenses of $31,305 in connection with the Program.

During the year ended September 30, 2022, the Company:

a)	Completed a non-brokered private placement of 11,029 units at a price of $51.84 (CAD$64.80) per unit for gross proceeds of $571,760 (CAD$714,700) on November 4, 2021. Each unit is comprised of one common share and one half of one share purchase warrant; each whole warrant entitles the holder to acquire one additional common share for a period of 24 months at an exercise price of $94.61 (CAD$129.60). $202,009 of the proceeds was allocated to the warrants and recorded as a warrant liability. The Company paid $34,733 and issued 670 agent’s warrants as a finders’ fee. The finder’s warrants have the same terms as the warrants issued under the private placement. The finder’s warrants were valued at $24,543 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 0.98%, an expected life of 2 years, annualized volatility of 153.02% and a dividend rate of 0%). The Company also incurred filing and other expenses of $800 in connection with the private placement. $8,671 of issuance costs related to the warrants was recorded in the statement of loss.

b)	Completed a brokered private placement of 196,369 units at a price of $38.40 per unit for gross proceeds of $7,540,580 on March 29, 2022. Each unit is comprised of one common share and one common share purchase warrant; each warrant entitles the holder to acquire one additional common share for a period of 5 years at an exercise price of $50.40. $607,170 of the proceeds was allocated to the warrants. ThinkEquity LLC acted as sole placement agent for the private placement. In connection with the private placement, ThinkEquity received a cash commission of $754,058, 19,640 broker warrants and expense reimbursement of $131,560. The broker’s warrants have the same terms as the warrants issued under the private placement. The broker’s warrants were valued at $858,429 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 2.45%, an expected life of 5 years, annualized volatility of 134.66% and a dividend rate of 0%). The Company also incurred filing and other expenses of $159,271 in connection with the private placement.

Share-based payments

Stock options

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to executive officers and directors, employees and consultants. Pursuant to the Plan, the Company may issue aggregate stock options totaling up to 10% of the issued and outstanding common stock of the Company. Further, the Plan calls for the exercise price of each option to be equal to the market price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors at the time of grant.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2023

(UNAUDITED)

11. EQUITY (cont’d…)

Share-based payments (cont’d…)

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2021	9,480	$78.05
Granted	13,749	42.04
Cancelled	(2,083)	69.38

Balance, September 30, 2022	21,146	$53.04
Cancelled	(833)	42.62
Balance, June 30, 2023	20,313	$54.96

Exercisable at June 30, 2023	20,313	$54.96

The aggregate intrinsic value of options outstanding and exercisable as at June 30, 2023 was $nil (September 30, 2022 - $nil).

The options outstanding as of June 30, 2023 have exercise prices in the range of $9.00 to $90.00 and a weighted average remaining contractual life of 6.91 years.

During the nine months ended June 30, 2023 and 2022, the Company recognized share-based payment expense of $318 and $604,861, respectively, for the portion of stock options that vested during the period. The share-based payment expense for the three months ended June 30, 2023 and 2022 was $nil and $185, respectively. The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2023	2022

Risk-free interest rate	-	1.5%
Expected life of options	-	10 Years
Expected annualized volatility	-	96.56%
Dividend rate	-	Nil
Weighted average fair value of options granted	-	$10.17

As June 30, 2023, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
5,730	$90.00	December 4, 2017	December 4, 2027
1,250	$54.00	November 1, 2018	November 1, 2028
1,250	$9.00	March 16, 2020	March 16, 2030
12,083	$43.20	October 6, 2021	October 6, 2031
20,313

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2023

(UNAUDITED)

11. EQUITY (cont’d…)

Warrants

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2021	52,083	$37.68
Granted	222,193	52.60

Balance, September 30, 2022	274,276	$48.48
Exercised	(68,353)	11.44
Granted	73,823	18.00

Balance, June 30, 2023	279,746	39.90

As June 30, 2023, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

4,393	$97.20	November 4, 2021	November 4, 2023
149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
52,083	$36.00	September 30, 2021	September 30, 2031
279,746

5,515 warrants issued with private placement units during fiscal 2022 have an exercise price denominated in CAD. These warrants were initially valued at $202,009 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 0.98%, an expected life of 2 years, annualized volatility of 153.02% and a dividend rate of 0%) and recorded as a warrant liability. The fair value of these warrants were remeasured at each reporting period and a gain on fair value of $178,509 was recorded during the year ended September 30, 2022. During the nine months ended June 30, 2023, a gain on fair value of $23,500 was recorded (2022 - $152,869). During the three months ended June 30, 2023, a gain on fair value of $1,066 was recorded (2022 - $72,838).

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at June 30, 2023 and September 30, 2022:

	June 30, 2023	September 30, 2022

Risk-free interest rate	4.58%	3.79%

Expected life of options	0.33 Year	1 Year
Expected annualized volatility	73.12%	135.59%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$0.00	$1.46

12. EQUITY

Common stock

The Company has authorized an unlimited number of common shares with no par value. At September 30, 2022 and September 30, 2021, the Company had 483,150 and 275,752 common shares issued and outstanding, respectively.

During the year ended September 30, 2022, the Company:

a)	Completed a non-brokered private placement of 11,029 units at a price of $51.84 (CAD$64.80) per unit for gross proceeds of $571,760 (CAD$714,700). Each unit is comprised of one common share and one half of one share purchase warrant; each whole warrant entitles the holder to acquire one additional common share for a period of 24 months at an exercise price of $94.61 (CAD$129.60). $202,009 of the proceeds was allocated to the warrants and recorded as a warrant liability. The Company paid $34,733 and issued 670 agent’s warrants as a finders’ fee. The finder’s warrants have the same terms as the warrants issued under the private placement. The finder’s warrants were valued at $24,543 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 0.98%, an expected life of 2 years, annualized volatility of 153.02% and a dividend rate of 0%). The Company also incurred filing and other expenses of $800 in connection with the private placement. $8,671 of issuance costs related to the warrants was recorded in the statement of loss and comprehensive loss.

b)	Completed a brokered private placement of 196,369 units at a price of $38.40 per unit for gross proceeds of $7,540,580. Each unit is comprised of one common share and one common share purchase warrant; each warrant entitles the holder to acquire one additional common share for a period of 5 years at an exercise price of $50.40. $607,170 of the proceeds was allocated to the warrants. ThinkEquity LLC acted as sole placement agent for the private placement. In connection with the private placement, ThinkEquity received a cash commission of $754,058, 19,640 broker warrants and expense reimbursement of $131,560. The broker’s warrants have the same terms as the warrants issued under the private placement. The broker’s warrants were valued at $858,429 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 2.45%, an expected life of 5 years, annualized volatility of 134.66% and a dividend rate of 0%). The Company also incurred filing and other expenses of $140,475 in connection with the private placement.

During the year ended September 30, 2021, the Company:

a)	Issued 4,818 common shares of the Company for a fair value of $54,958 pursuant to service agreements.

b)	Issued 104,167 common shares of the Company for a value of $2,468,750 pursuant to a property acquisition agreement.

Share-based payments

Stock options

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to executive officers and directors, employees and consultants. Pursuant to the Plan, the Company may issue aggregate stock options totaling up to 10% of the issued and outstanding common stock of the Company. Further, the Plan calls for the exercise price of each option to be equal to the market price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors at the time of grant.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021

12.	EQUITY (cont’d…)

Share-based payments (cont’d…)

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	9,752	$75.00
Cancelled	(272)	94.80

Balance, September 30, 2021	9,480	$78.05
Granted	13,749	42.04
Cancelled	(2,083)	69.38

Balance, September 30, 2022	21,146	$53.04

Exercisable at September 30, 2022	20,833	$53.68

The aggregate intrinsic value of options outstanding and exercisable as at September 30, 2022 was $nil (2021 - $nil).

The options outstanding as of September 30, 2022 have exercise prices in the range of $8.76 to $87.60 and a weighted average remaining contractual life of 7.72 years. There were no options granted during the year ended September 30, 2021.

During the years ended September 30, 2022 and 2021, the Company recognized share-based payment expense of $546,335 and $2,870, respectively, for the portion of stock options that vested during the year. The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-
Weighted average fair value of options granted	$10.17	$-

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021

12.	EQUITY (cont’d…)

Share-based payments (cont’d…)

As September 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
5,730	$87.60	December 4, 2027
1,250	$52.56	November 1, 2028
1,250	$8.76	March 16, 2030
12,916	$42.05	October 6, 2031
21,146

Warrants

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	20,022	$51.10
Granted	52,083	37.92
Warrants expired	(20,022)	(53.82)

Balance, September 30, 2021	52,083	$37.68
Granted	222,193	52.60

Balance, September 30, 2022	274,276	$48.48

As September 30, 2022, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

6,185	$94.61	November 4, 2023
216,008	$50.40	March 29, 2027
52,083	$35.04	October 1, 2031
274,276

5,515 warrants issued with private placement units during fiscal 2022 have an exercise price denominated in CAD. These warrants were initially valued at $202,009 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 0.98%, an expected life of 2 years, annualized volatility of 153.02% and a dividend rate of 0%) and recorded as a warrant liability. These warrants were subsequently revaluated and a gain on fair value adjustment of $178,509 was recorded during the year ended September 30, 2022.

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at September 30, 2022 and November 4, 2021:

	September 30,2022	November 4, 2021

Risk-free interest rate	3.79%	0.98%
Expected life of options	1 Year	2 Years
Expected annualized volatility	135.59%	153.02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$1.46	$11.45

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021